CONDENSED CONSOLIDATED STATEMENT OF CHANGES EQUITY (Parenthetical) (Q3)	3 Months Ended
Jun. 30, 2020 $ / shares
Combined Statements of Changes in Equity [Abstract]
Common stock dividends, declared (in dollars per share)	$ 0.08